NOTE 15 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	2 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012 CEO Employment Agreement	Dec. 31, 2012 Office Lease	Dec. 31, 2012 Aviation Flight Services ("AFS") Bankruptcy Claim	Dec. 31, 2012 Aviation Fuel International v. Ryan International Airlines, Inc.	Dec. 31, 2012 Ryan International Airlines, Inc. v. Aviation Flight Services, LLC ("AFS") and Aviation Fuel International, Inc., ("AFI")	Dec. 31, 2012 Judgment and garnishments by various suppliers	Dec. 31, 2012 Julian Manuel Leyva and Gabriel Levya Lawsuit	Dec. 31, 2012 Southern Sky Air Tours, d/b/a Myrtle Beach Direct Air and Tours (Direct Air) - Cash in escrow
Damages sought by plaintiff				$ 678,000	$ 1,491,309
Decrease in potential loss			269,000
Estimate of possible loss						330,000	570,000	122,000
Liability recognized for contingency							610,000
Term of office lease		12 months
Office lease expiration date		Jul. 31, 2014
Current monthly rent plus related costs		$ 6,575
Terms of employment agreement

The Company’s main office is located in Fort Lauderdale, Florida. The lease had a term of 12 months, which began on August 1, 2012 and expires on July 31, 2014.  The Company currently pays rent and related costs of approximately $6,575 per month.